SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued employees’ social insurance	$ 161,732	$ 231,983	$ 270,349
Accrued payroll and commission	617,581	308,768	307,331
Accrued rent expense			32,746
Construction payable	1,235,265	1,229,775	1,384,674
Payable for equipment purchase	3,411	30,307	32,278
Accrued professional fees	312,483	250,505	233,894
Deposit	10,989	10,986	11,308
Other payables		100,742	83,910
Total	2,384,396	2,163,066	$ 2,356,490
Other payables	$ 42,935	$ 100,742